Net Foreign Exchange (Loss)/Gain - Summary of Net Foreign Exchange (Loss)/Gain (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Net Foreign Exchange Loss Gain [Abstract]
Net foreign exchange (loss)/gain	$ (11,011,961)	$ (265,989)	$ 241,814
Net foreign exchange gain/(loss)	$ (11,011,961)	$ (265,989)	$ 241,814